Revenue Recognition (Details) - Schedule of revenue recognition pattern - SoundHound, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	$ 21,197	$ 13,017
Over Time Revenue [Member]
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	15,210	10,757
Point-In-Time [Member]
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	$ 5,987	$ 2,260